Deferred compensation awards - Additional information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions			12 Months Ended
	May 25, 2023	May 15, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
RSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Extending vesting period			7 years
Weighted-average grant date fair value per award			¥ 442	¥ 507	¥ 418
Aggregate intrinsic values, outstanding			¥ 80,920
Total unrecognized compensation cost, based on fair value			¥ 11,786
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 9 months 18 days
Number shares delivered			32,050,787
Total Intrinsic Value			¥ 23,978	¥ 28,704	¥ 10,360
Total fair value of awards vested			¥ 26,642	28,076	10,327
RSU awards [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Extending vesting period		7 years
Total number of RSU granded		84,295,700
RSU awards [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period			1 year
RSU awards [Member] | Minimum [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period		1 year
RSU awards [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period			3 years
RSU awards [Member] | Maximum [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period		3 years
SAR Plan B awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Exercise price per share			¥ 1
Vesting period			3 years
Total intrinsic values, exercised			¥ 1,965	2,547	4,878
Aggregate intrinsic values, outstanding			2,047
Aggregate intrinsic values, exercisable			1,908
Total unrecognized compensation cost, based on fair value			¥ 0
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 1 month 6 days
Total fair value of awards vested			¥ 415	467	1,784
RSU and SAR awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			35,216	27,941	28,251
Tax benefits recognized in earnings for compensation expense			0
SAR awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Cash received from exercise of compensation plans			4
Tax benefit realized from exercise of deferred compensation			¥ 87
NSU and CSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period			3 years
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			¥ 11,544	4,566	8,043
Tax benefits recognized in earnings for compensation expense			164	125	205
NSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			¥ 1,006
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year
Total fair value of awards vested			¥ 6,174	7,247	8,426
NSU awards [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period	7 years
Total grant date fair value	¥ 6,000
CSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			1,126
Total fair value of awards vested			¥ 1,380	¥ 559	¥ 576